Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Compensation Cost Recognized

Recognition of compensation cost. Compensation cost for both the Omnibus Plan and MGM China Plan was recognized as follows:

	Year Ended December 31,
	2015	2014	2013
Compensation cost:	(In thousands)
Omnibus Plan	$33,742	$29,662	$27,201
MGM China Plan	9,260	8,706	6,221
Total compensation cost	43,002	38,368	33,422
Less: Reimbursed costs and capitalized cost	(1,156)	(1,104)	(1,090)
Compensation cost after reimbursed costs and capitalized cost	41,846	37,264	32,332
Less: Related tax benefit	(11,230)	(9,822)	—
Compensation cost, net of tax benefit	$30,616	$27,442	$32,332

Omnibus Plan [Member]
Summary of Stock Options and Stock Appreciation Rights Activity

Stock options and stock appreciation rights

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Units	Exercise	Contractual	Value
	(000’s)	Price	Term	(000’s)
Outstanding at January 1, 2015	16,176	$15.27
Granted	2,247	20.26
Exercised	(2,571)	10.83
Forfeited or expired	(1,721)	32.47
Outstanding at December 31, 2015	14,131	14.82	3.76	$111,900
Vested and expected to vest at December 31, 2015	13,733	14.66	3.69	$111,129
Exercisable at December 31, 2015	9,056	11.97	2.60	$97,655

Schedule of Restricted Stock Units and Performance Share Units Activity

Restricted stock units and performance share units

	RSUs		PSUs
		Weighted		Weighted	Weighted
		Average		Average	Average
	Units	Grant-Date	Units	Grant-Date	Target
	(000’s)	Fair Value	(000’s)	Fair Value	Price
Nonvested at January 1, 2015	1,358	$18.27	1,455	$15.14	$20.48
Granted	848	20.28	1,045	17.73	25.76
Vested	(540)	16.18	(682)	10.03	13.37
Forfeited	(88)	18.45	—	—	—
Nonvested at December 31, 2015	1,578	20.05	1,818	18.54	26.18

Schedule of Additional Information Related to Stock Options, SARs and RSUs

The following table includes additional information related to stock options, SARs and RSUs:

	Year Ended December 31,
	2015	2014	2013

	(In thousands)
Intrinsic value of share-based awards exercised or RSUs and PSUs vested	$67,420	$31,613	$28,880
Income tax benefit from share-based awards exercised or RSUs and PSUs vested	23,288	10,805	9,975

Weighted Average Assumptions Utilized for SARs Grants

Compensation cost for SARs granted under the Omnibus Plan is based on the fair value of each award, measured by applying the Black-Scholes model on the date of grant, using the following weighted-average assumptions:

	Year Ended December 31,
	2015	2014	2013
Expected volatility	38%	40%	54%
Expected term	4.9 yrs.	4.9 yrs.	4.9 yrs.
Expected dividend yield	0%	0%	0%
Risk-free interest rate	1.8%	1.6%	1.6%
Weighted-average fair value of SARs granted	$7.27	$8.18	$9.44

Weighted Average Assumptions Utilized for PSUs

Compensation cost for PSUs granted under the Omnibus Plan is based on the fair value of each award, measured by applying a Monte Carlo simulation method on the date of grant, using the following weighted-average assumptions:

	Year Ended December 31,
	2015	2014	2013
Expected volatility	39%	31%	40%
Expected term	3.0 yrs.	3.0 yrs.	3.0 yrs.
Expected dividend yield	0%	0%	0%
Risk-free interest rate	0.9%	1.0%	0.6%
Weighted-average fair value of PSUs granted	$17.73	$18.39	$21.01

MGM China Plan [Member]
Summary of Stock Options Activity

Stock options

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Units	Exercise	Contractual	Value
	(000’s)	Price	Term	(000’s)
Outstanding at January 1, 2015	35,058	$2.85
Granted	16,546	1.84
Exercised	(20)	2.01
Forfeited or expired	(2,373)	2.24
Outstanding at December 31, 2015	49,211	2.54	7.95	$—
Vested and expected to vest at December 31, 2015	46,659	2.54	7.89	$—
Exercisable at December 31, 2015	18,013	2.42	6.24	$—

Weighted Average Assumptions Utilized for Stock Option Grants

Compensation cost for stock options granted under the MGM China Plan is based on the fair value of each award, measured by applying the Black-Scholes model on the date of grant, using the following weighted-average assumptions:

	Year Ended December 31,
	2015	2014	2013
Expected volatility	43%	39%	46%
Expected term	5.8 yrs.	7.9 yrs.	8.0 yrs.
Expected dividend yield	2.4%	1.6%	1.2%
Risk-free interest rate	1.3%	1.8%	1.7%
Weighted-average fair value of options granted	$0.55	$1.06	$1.39